Financial instruments and financial risk management (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	$ 20,613	$ 12,840
Level 1
Disclosure of fair value measurement of assets [line items]
Trade receivables		0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables		20,613	12,840
Level 3
Disclosure of fair value measurement of assets [line items]
Trade receivables		0	0
Trade receivables | Level 1
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	0	0
Trade receivables | Level 2
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	20,613	12,840
Trade receivables | Level 3
Disclosure of fair value measurement of assets [line items]
Trade receivables	[1]	$ 0	$ 0

[1]	Trade receivables exclude sales and income tax receivables.